Consolidated statement of changes in equity - EUR (€) € in Millions	Total	Share capital and share premium [Member]	Other reserves [Member]	Retained earnings [member]	Shareholders' equity (parent) [Member]	Non-controlling interests [Member]
Balance at Dec. 31, 2018	€ 49,851	€ 17,088	€ 3,621	€ 28,339	€ 49,049	€ 803
Statement of changes in equity [Table]
Net change in fair value of equity instruments at fair value through other comprehensive income	139		(335)	472	137	1
Net change in fair value of debt instruments at fair value through other comprehensive income	(42)		(43)		(43)	1
Realised gains/losses on debt instruments at fair value through other comprehensice income reclassified to the statement of profit or loss	(34)		(33)		(33)	(1)
Changes in cash flow hedge reserve	640		604		604	36
Realised and unrealised revaluations property in own use	58		49	9	58
Remeasurement of the net defined benefit asset/liability	58		58		58
Exchange rate differences and other	(29)		(36)		(36)	7
Share of other comprehensive income of associates and joint ventures and other income			69	(69)
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss	(116)		(123)	6	(116)
Total amount recognised directly in other comprehensive income net of tax	673		211	418	629	44
Net result	4,001		180	3,723	3,903	99
Total comprehensive income net of tax	4,674		391	4,141	4,532	142
Dividends and other distributions	(2,679)			(2,650)	(2,650)	(29)
Changes in treasury shares	1		1		1
Employee stock option and share plans	41	28		13	41
Changes in the composition of the group and other changes				23	23	(23)
Balance at Dec. 31, 2019	51,889	17,117	4,013	29,866	50,996	893
Statement of changes in equity [Table]
Net change in fair value of equity instruments at fair value through other comprehensive income	(335)		(399)	62	(337)	2
Net change in fair value of debt instruments at fair value through other comprehensive income	25		20		20	5
Realised gains/losses on debt instruments at fair value through other comprehensice income reclassified to the statement of profit or loss	(34)		(33)		(33)	(1)
Changes in cash flow hedge reserve	355		242		242	112
Realised and unrealised revaluations property in own use	(7)		(33)	26	(7)
Remeasurement of the net defined benefit asset/liability	28		28		28
Exchange rate differences and other	(1,620)		(1,557)		(1,557)	(63)
Share of other comprehensive income of associates and joint ventures and other income	6		(37)	43	6
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss	(19)		(3)	(16)	(19)
Total amount recognised directly in other comprehensive income net of tax	(1,601)		(1,770)	114	(1,656)	55
Net result	2,329		94	2,156	2,250	78
Total comprehensive income net of tax	728		(1,676)	2,271	595	133
Dividends and other distributions	(3)					(3)
Changes in treasury shares	5		5		5
Employee stock option and share plans	22	11		11	22
Changes in the composition of the group and other changes	(1)					(1)
Balance at Dec. 31, 2020	52,640	17,128	2,342	32,149	51,619	1,022
Statement of changes in equity [Table]
Net change in fair value of equity instruments at fair value through other comprehensive income	96		101	(6)	94	2
Net change in fair value of debt instruments at fair value through other comprehensive income	(186)		(173)		(173)	(13)
Realised gains/losses on debt instruments at fair value through other comprehensice income reclassified to the statement of profit or loss	(42)		(40)		(40)	(1)
Changes in cash flow hedge reserve	(1,955)		(1,603)		(1,603)	(352)
Realised and unrealised revaluations property in own use	(2)		(13)	11	(2)
Remeasurement of the net defined benefit asset/liability	95		95		95
Exchange rate differences and other	143		153		153	(10)
Share of other comprehensive income of associates and joint ventures and other income	(3)		(21)	18	(3)
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss	37		37		37
Total amount recognised directly in other comprehensive income net of tax	(1,817)		(1,465)	23	(1,442)	(375)
Net result	6,079		191	5,760	5,951	128
Total comprehensive income net of tax	4,262		(1,274)	5,782	4,509	(247)
Dividends and other distributions	(2,382)			(2,342)	(2,342)	(40)
Share buyback progamme	(1,744)		(1,604)	(140)	(1,744)
Changes in treasury shares	(4)		(4)		(4)
Employee stock option and share plans	29	16		12	29
Balance at Dec. 31, 2021	€ 52,802	€ 17,144	€ (540)	€ 35,462	€ 52,066	€ 736